Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Charges in Income Statement in Respect of Equity-settled Share-based Payment Plans	The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2020	2019	2018
Pearson plans	29	25	37

Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model

	2020		2019
	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	5,598	4.94	2,785	8.09
Management Incentive Plan	696	5.29	1,435	8.49